Sale of CTI (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Sale of Subsidiary

During the year ended December 31, 2018, the Company recorded a loss of $456,169 related to the sale of CTI, as follows:

Cash	$(1,973)
Accounts receivable, net	(84,653)
Accounts receivable from CTI	(429,171)
Property and equipment, net	(2,912)
Intangible assets, net	(13,086)
Loans receivable from related party, net	(2,387)
Security deposits and other assets	(300)
Accounts payable and accrued expenses	133,930
Deferred revenue	8,110
Net fair value of assets and liabilities sold	(392,442)
Accumulated deficit	8,272
Subtotal	(384,170)
Non-controlling interest	(71,999)
Loss on sale of CTI	$(456,169)